Schedule of changes to asset retirement obligation liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclamation And Remediation Obligations
Reclamation and remediation obligation - beginning of year	$ 5,139	$ 5,803
Change in estimate	983	(677)
Accretion expense	66	13	$ 35
Reclamation and remediation obligation - end of year	$ 6,188	$ 5,139	$ 5,803